GOODWILL & INTANGIBLE ASSETS, NET - Changes in carrying amount of goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Changes in goodwill
Balance of beginning	$ 240,299
Goodwill from acquisition of Tapjoy	216,055
Balance of end	$ 456,354